Climate change and energy transition (Tables)	12 Months Ended
Dec. 31, 2025
Climate change and energy transition [Abstract]
Schedule of number of EU ETS quotas utilised and related monetary amounts recognised

	Number of EU ETS quotas in thousands		Value of EU ETS quotas (in USD million)
	2025	2024	2025	2024
Opening balance at 1 January	10,147	8,576	19	93
Allocated free quotas	2,991	5,940
Purchased quotas on the ETS market	5,815	5,641	499	392
Sold quotas on the ETS market	—	—
Returned or transferred excess quotas	(171)	(203)
Settled quotas (offset against emissions)	(9,103)	(9,807)	(499)	(467)
Closing balance at 31 December	9,679	10,147	19	19

Numbers in the table are presented gross (100%) for Equinor operated licences and include EU ETS and UK ETS quotas, as received or settled during the calendar year.

Schedule of investments included as additions to PP&E, intangibles and equity accounted investments

(in USD million)	2025	2024

Offshore renewables	2,479	1,983
Onshore renewables	358	170
Total Additions to PP&E, intangibles and equity accounted investments - REN	2,837	2,153

Low carbon solutions (within MMP)	16	76
Total Additions to PP&E, intangibles and equity accounted investments - REN and LCS	2,853	2,229

Additions to PP&E, intangibles and equity accounted investments exclude changes to ARO, in alignment with note 5 Segments.

Schedule of price sensitivity	Refer to section 3.2 E1 Climate change
in the 2025 Annual Report for more details about the scenarios presented in the IEA’s WEO 2025.
An increase in systemic climate risk may result in higher discount rates used in impairment calculations. Refer to note 14
Impairments for general sensitivity analysis on discount rates and commodity prices.

	Management's price assumptions1)		Net Zero Emissions (NZE) by 2050 Scenario4)
Brent blend, 2035	75	USD/bbl	33	USD/bbl
Brent blend, 2050	72	USD/bbl	25	USD/bbl
TTF, 2035	9.4	USD/MMBtu	4.3	USD/MMBtu
TTF, 2050	10.5	USD/MMBtu	4.1	USD/MMBtu
EU ETS2), 3), 2035	140	USD/tCO2	185	USD/tCO2
EU ETS2), 3), 2050	191	USD/tCO2	257	USD/tCO2
Illustrative potential impairment (USD)			~1	billion

1)	Management’s future commodity price assumptions applied when estimating value in use, see note 14 Impairments for additional years disclosed.
2)	Scenario: Price of CO₂ quotas in advanced economies with net zero pledges, not including any other CO₂ taxes.
3)	Management’s EU ETS price assumptions have been translated from EUR to USD using Equinor’s assumptions for currency rates, EUR/USD = 1.15
4)
An IEA WEO scenario where the world follows a potential path towards limiting global warming to 1.5 °C relative to pre-industrial levels. Values are adjusted for inflation and presented in 2025 real terms.